Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We maintain a process for assessing, identifying and managing material risks from cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and
reputational risk, as part of our overall risk management system and processes.

We asses and manage our cybersecurity risks through our Information Technologies Committee, which is integrated by the Chief Executive Officer, the Chief Financial Officer, the Senior Vice Presidents of the Company and our Chief Information Officer. This Committee meets on a biannual basis.

The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, made by the Risk Committee, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company. See “Item 3—Risk Factors” for more information on our cybersecurity-related risks. To further strengthen our cybersecurity posture, we regularly engage expert advisors for services such as process and vulnerability reviews, ethical hacking and security maturity assessments nased on best practices and international standards. Additionally, we maintain continuous services such as a 24x7 Security Operation Center (SOC), security platform management, digital surveillance, among other and ongoing efforts to foster a strong cybersecurity culture.

Our
cybersecurity
risk
management
processes
include
the
following:

•
Asset
Management:
We
maintain
a
continuous
process
that
includes
the
identification
and
inventory
of
hardware
and
software
assets.
This
process
includes
useful
life management and obsolescence analysis.

•
Access
Management:
We
maintain
a
continuous
process
that
includes,
user
identification,
registration
and
authentication,
assignment
of
permissions
and
roles,
password policies, conditional access and two-factor authentication, as well as control over remote access, approval policies and session recording, as appropriate.

•	Vulnerability Scanning & Patching: We maintain an ongoing process of vulnerability scanning and updates and a monthly patching process.

•
Monitoring of security alerts/events in administrative and industrial networks: Our cybersecurity systems such as Endpoint Detection and Response (“EDR”), Next
Generation Firewall (“NGFW”) and others, are monitored by a continuously operating Security Operation Center ("SOC”), where events from our main platforms are correlated. The alerts are managed by our response team.

•	Awareness: We maintain a user awareness process, with phishing campaigns, mailings, webinars and e- learning.

•	Change of management: We have a change of management process validating the different initiatives and ensuring operational continuity.

•	Recovery: Our main systems have Disaster Recovery Plan (“DRP") and backup and we test them periodically, including our industrial environments.

Additionally,
in
connection
with
our
cybersecurity
risk
management
processes,
we
engage
to
.

•	Maintain a continuous cybersecurity management process, aligned with the security practices defined in ISO 27001/2, ISO 27032/NIST, ISA/IEC 62443, NERC- CIP.

•	Execute assessment and ethical hacking on the different platforms and systems.

•	Develop Incident Response Plan / Table Top Exercises.

•	Regular processes of internal audit.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We asses and manage our cybersecurity risks through our Information Technologies Committee, which is integrated by the Chief Executive Officer, the Chief Financial Officer, the Senior Vice Presidents of the Company and our Chief Information Officer. This Committee meets on a biannual basis.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Our
business
strategy,
results
of
operations
and
financial
condition
have
not
been
materially
affected
by
risks
from
cybersecurity
threats
or cybersecurity incidents during 2024, but we cannot provide assurance that they will not be materially affected in the future by such risks and any future material incidents. See “Item 3—Risk
Factors” for more information on our cybersecurity-related risks.
Cybersecurity Risk Board of Directors Oversight [Text Block]
The
cybersecurity
risk
management
processes are primarily
managed
by
our
Chief
Financial
Officer,
who
is
responsible
for
overseeing
risks
from cybersecurity threats, including those affecting both administrative and industrial environments. To fulfill this responsibility, the Chief Financial Officer meets bimonthly with the Chief Information Officer and the Chief Information Security Officer to review and discuss the status of various cybersecurity risks and related processes, receiving detailed reports on key areas, such as:

•	Vulnerabilities status.

•	Obsolescence analysis.

•	Cybersecurity alert status.

•	Assessment and/or Ethical hacking status.

•	Cybersecurity indicators.

•	Status of implementation of the strategic cybersecurity plan.

In assessing and managing cybersecurity and technological risks, the Company relies on a highly experienced team in key management positions, each with extensive expertise in their respective fields. The Chief Information Security Officer, holding a degree in Civil Industrial Engineer with a major in Computer Science from Pontificia Universidad Católica de Chile, a Cybersecurity Management Diploma from UAI, and certifications in ISO 27001/2, ISO 27032, and NIST, has over 20 years of experience in cybersecurity across the financial, retail, energy sectors, and audit firms. The Chief Information Officer, with a degree in Computer Science Engineering and more than 30 years of experience in IT across telecommunications, financial services, retail, and industrial sectors, has over 15 years of leadership experience in IT and cybersecurity teams. The Chief Information Officer also holds an MBA with a specialization in management. Lastly, the Chief Financial Officer serves as a member of Arauco’s executive committee and has over 10 years of leading the IT team as part of his role as Chief Financial Officer. This collective expertise allows us to have a strategic approach to identifying, assessing, and mitigating technological and cybersecurity risks, providing a comprehensive framework for risk management across the organization.

Our cybersecurity risk management’s efforts are currently focused on identifying and addressing risks associated with third-party service providers. This iniciative is still in its early stages, with a Request for Proposals (RFP) being issued to select a provider who will support us in defining and implementing the necessary measures. As part of this ongoing process, we will ensure that third-party services comply with our security policies, as outlined in the terms of the contracts with them. These requirements will be incorporated into the RFPs. The Information Technologies Committee oversees this process, and should any risks be identified, it will direct third-party providers to comply with our cybersecurity policies. Therefore, while this is an ongoing initiative, it is not yet fully implemented.

Our
business
strategy,
results
of
operations
and
financial
condition
have
not
been
materially
affected
by
risks
from
cybersecurity
threats
or cybersecurity incidents during 2024, but we cannot provide assurance that they will not be materially affected in the future by such risks and any future material incidents. See “Item 3—Risk
Factors” for more information on our cybersecurity-related risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information Technologies Committee oversees this process, and should any risks be identified, it will direct third-party providers to comply with our cybersecurity policies.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The
cybersecurity
risk
management
processes are primarily
managed
by
our
Chief
Financial
Officer,
who
is
responsible
for
overseeing
risks
from cybersecurity threats, including those affecting both administrative and industrial environments. To fulfill this responsibility, the Chief Financial Officer meets bimonthly with the Chief Information Officer and the Chief Information Security Officer to review and discuss the status of various cybersecurity risks and related processes, receiving detailed reports on key areas, such as:

•	Vulnerabilities status.

•	Obsolescence analysis.

•	Cybersecurity alert status.

•	Assessment and/or Ethical hacking status.

•	Cybersecurity indicators.

•	Status of implementation of the strategic cybersecurity plan.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The
cybersecurity
risk
management
processes are primarily
managed
by
our
Chief
Financial
Officer,
who
is
responsible
for
overseeing
risks
from cybersecurity threats, including those affecting both administrative and industrial environments.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	In assessing and managing cybersecurity and technological risks, the Company relies on a highly experienced team in key management positions, each with extensive expertise in their respective fields. The Chief Information Security Officer, holding a degree in Civil Industrial Engineer with a major in Computer Science from Pontificia Universidad Católica de Chile, a Cybersecurity Management Diploma from UAI, and certifications in ISO 27001/2, ISO 27032, and NIST, has over 20 years of experience in cybersecurity across the financial, retail, energy sectors, and audit firms. The Chief Information Officer, with a degree in Computer Science Engineering and more than 30 years of experience in IT across telecommunications, financial services, retail, and industrial sectors, has over 15 years of leadership experience in IT and cybersecurity teams. The Chief Information Officer also holds an MBA with a specialization in management. Lastly, the Chief Financial Officer serves as a member of Arauco’s executive committee and has over 10 years of leading the IT team as part of his role as Chief Financial Officer. This collective expertise allows us to have a strategic approach to identifying, assessing, and mitigating technological and cybersecurity risks, providing a comprehensive framework for risk management across the organization.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The
cybersecurity
risk
management
processes are primarily
managed
by
our
Chief
Financial
Officer,
who
is
responsible
for
overseeing
risks
from cybersecurity threats, including those affecting both administrative and industrial environments. To fulfill this responsibility, the Chief Financial Officer meets bimonthly with the Chief Information Officer and the Chief Information Security Officer to review and discuss the status of various cybersecurity risks and related processes, receiving detailed reports on key areas, such as:

•	Vulnerabilities status.

•	Obsolescence analysis.

•	Cybersecurity alert status.

•	Assessment and/or Ethical hacking status.

•	Cybersecurity indicators.

•	Status of implementation of the strategic cybersecurity plan.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true